Plan Description (Details) - EBP 6.0		12 Months Ended
	Oct. 01, 2025 USD ($)	Dec. 31, 2025 USD ($) loan year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Minimum age for participation in plan | year		18
Automatic enrollment deferral rate		6.00%
Employer matching contribution percentage		100.00%
Employer matched contribution percentage		6.00%
Discretionary contribution amount		$ 11,416,102	$ 11,471,175
Vesting percentage		100.00%
Maximum borrowing, amount		$ 50,000
Maximum borrowing, to total account, percentage		50.00%
Loan repayment period		5 years
Primary residence, borrowing term		20 years
Maximum number of notes outstanding | loan		2
Primary residence, number of notes outstanding | loan		1
Basis spread on variable rate		1.00%
Participant account balances transferred	$ 63,754,026
Notes receivable account balances transferred	$ 163,921
Minimum
EBP, Description of Plan [Line Items]
Contribution to eligible compensation, percentage		1.00%
Maximum
EBP, Description of Plan [Line Items]
Contribution to eligible compensation, percentage		75.00%
Vesting period		3 years